Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Non-current assets
Property and equipment, net	$ 5,897	$ 8,423
Right-of-use assets, net	35,685	120,931
Rental deposits	48,350	29,378
Total non-current assets	89,932	158,732
Current assets
Financial assets at fair value through profit or loss	43,194,607
Digital assets	126,468,184	41,113,238
Restricted digital assets		5,110,220
Investment in trusts		2,722,517
Prepayments and other receivables, net	85,373	225,668
Cash and cash equivalents	4,880,413	6,748,115
Total current assets	174,628,577	55,919,758
Total assets	174,718,509	56,078,490
Equity
Share capital	3,725	3,105
Additional paid-in capital	38,655,794	33,064,033
Treasury shares	(435,943)	(353,816)
Other reserve	22,832,647	16,373,396
Accumulated deficit	(43,925,283)	(40,245,874)
Accumulated other comprehensive (loss) income	(279,765)	(244,713)
Total equity	16,851,175	8,596,131
Non-current liabilities
Lease liabilities - non-current		40,113
Total non-current liabilities		40,113
Current liabilities
Digital assets payable	71,437,331	11,329,287
Payable to customers	24,092,839	1,218,569
Accounts and other payables	11,508,989	1,327,252
Taxes payable	226,096	226,096
Lease liabilities	40,245	93,166
Total current liabilities	157,867,334	47,442,246
Total liabilities	157,867,334	47,482,359
Total liabilities and equity	174,718,509	56,078,490
Related Party
Current liabilities
Digital assets payable	8,926,859	22,854,211
Payable to customers	$ 41,634,975	$ 10,393,665